Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALGER CHINA-US GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0001219064
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
ALGER CHINA-US GROWTH FUND (Prospectus Summary) | ALGER CHINA-US GROWTH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHUSX
ALGER CHINA-US GROWTH FUND (Prospectus Summary) | ALGER CHINA-US GROWTH FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHUCX